Retirement Plan (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Plan (Details) [Line Items]
Deferral rate, percentage	3.00%	3.00%
Retirement plan, description	The Company provides for safe harbor matching contributions equal to 100% on the first 3% of an employee’s eligible earnings deferred and an additional 50% on the next 2% of an employee’s eligible earnings deferred. Employee elective deferrals and safe harbor matching contributions are 100% vested at all times.	The Company provides for safe harbor matching contributions equal to 100% on the first 3% of an employee’s eligible earnings deferred and an additional 50% on the next 2% of an employee’s eligible earnings deferred. Employee elective deferrals and safe harbor matching contributions are 100% vested at all times.
Retirement plan participants require age	21 years	21 years
Retirement plan contribution description	In connection with the acquisition of World Energy, XL Fleet adopted the World Energy 401(k) plan whose features are the same as those of the XL Fleet 401(k) plan except that (i) Participants are allowed to contribute, subject to IRS limitations on total annual contributions from 1% to 100% of eligible earnings and (ii) the safe harbor non-elective contribution is equal to 3% of employee’s compensation.
Minimum [Member]
Retirement Plan (Details) [Line Items]
Annual contributions, percentage	1.00%	1.00%
Maximum [Member]
Retirement Plan (Details) [Line Items]
Annual contributions, percentage	90.00%	90.00%